Goodwill - Continuity of goodwill and narrative (Details) $ in Thousands		12 Months Ended
	Jul. 23, 2018	Jun. 30, 2018 CAD ($) cash_generating_unit	Jun. 30, 2017 CAD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Number of cash generating units | cash_generating_unit		4
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Opening net book value		$ 240,534	$ 214,325
Exchange differences		809	(304)
Ending net book value		240,806	240,534
IED | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Acquired on acquisition		(537)	25,818
Kiddyzuzaa | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Acquired on acquisition		$ 0	$ 695
Sony Music Entertainment Japan Inc. (SMEJ) | Major business combination | Peanuts Holdings LLC
Reconciliation of changes in intangible assets and goodwill [abstract]
Percentage equity interests sold	49.00%